As filed with the Securities and Exchange Commission on May 18, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		COMMON STOCKS - 98.79%	Value
		Activities Related to Credit Intermediation - 1.92%
44,295		Starwood Property Trust, Inc.	$931,081
		Aerospace Product and Parts Manufacturing - 1.86%
10,870		United Technologies Corp.	901,558
		Agencies, Brokerages, and Other Insurance Related Activities - 2.16%
35,455		Principal Financial Group, Inc.	1,046,277
		Basic Chemical Manufacturing - 1.66%
7,010		Praxair, Inc.	803,626
		Beverage Manufacturing - 1.79%
13,055		PepsiCo, Inc.	866,199
		Communications Equipment Manufacturing - 4.96%
53,940		Cisco Systems, Inc.	1,140,831
18,475		QUALCOMM, Inc.	1,256,670
			2,397,501
		Computer and Peripheral Equipment Manufacturing - 5.65%
2,935		Apple, Inc. (a)	1,759,445
4,660		International Business Machines Corp.	972,309
			2,731,754
		Computer Systems Design and Related Services - 1.94%
12,340		Cerner Corp. (a)	939,814
		Couriers and Express Delivery Services - 1.94%
10,205		FedEx Corp.	938,452
		Data Processing, Hosting, and Related Services - 2.16%
15,090		Fiserv, Inc. (a)	1,047,095
		Depository Credit Intermediation - 7.43%
26,855		JPMorgan Chase & Co.	1,234,792
24,795		State Street Corp.	1,128,173
35,990		Wells Fargo & Co.	1,228,699
			3,591,664
		Electric Lighting Equipment Manufacturing - 1.95%
14,755		Cooper Industries PLC (b)	943,582
		Electric Power Generation, Transmission and Distribution - 1.51%
21,730		Black Hills Corp.	728,607
		Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.80%
43,475		General Electric Co.	872,543
		Full-Service Restaurants - 1.70%
9,045		Buffalo Wild Wings, Inc. (a)	820,291
		Grain and Oilseed Milling - 2.01%
30,640		Archer-Daniels-Midland Co.	970,062
		Health and Personal Care Stores - 2.12%
14,565		Medco Health Solutions, Inc. (a)	1,023,919
		Jewelry, Luggage, and Leather Goods Stores - 1.39%
20,325		Blue Nile, Inc. (a)	670,319
		Management of Companies and Enterprises - 1.96%
48,240		Morgan Stanley	947,434
		Medical and Diagnostic Laboratories - 1.68%
8,900		Laboratory Corporation of America Holdings (a)	814,706
		Medical Equipment and Supplies Manufacturing - 3.52%
9,080		3M Co.	810,027
11,515		Becton, Dickinson & Co.	894,140
			1,704,167
		Motor Vehicle Manufacturing - 4.01%
68,295		Ford Motor Co.	853,005
23,180		PACCAR, Inc.	1,085,519
			1,938,524
		Natural Gas Distribution - 1.87%
15,100		Sempra Energy	905,396
		Newspaper, Periodical, Book, and Directory Publishers - 2.07%
20,625		McGraw-Hill Companies, Inc.	999,694
		Oil and Gas Extraction - 5.62%
19,930		Baker Hughes, Inc.	835,864
15,040		Devon Energy Corp.	1,069,645
25,660		Marathon Oil Corp.	813,422
			2,718,931
		Other Electrical Equipment and Component Manufacturing - 1.73%
11,265		Energizer Holdings, Inc. (a)	835,638

		Other Information Services - 2.30%
1,735		Google, Inc. - Class A (a)	1,112,551
		Other Investment Pools and Funds - 1.91%
82,325		Redwood Trust, Inc.	922,040
		Other Telecommunications - 1.35%
35,715		NII Holdings, Inc. (a)	653,942
		Petroleum and Coal Products Manufacturing - 4.15%
9,010		Chevron Corp.	966,232
11,975		Exxon Mobil Corp.	1,038,592
			2,004,824
		Pharmaceutical and Medicine Manufacturing - 4.17%
12,045		Amgen, Inc.	818,940
24,515		Gilead Sciences, Inc. (a)	1,197,557
			2,016,497
		Residential Building Construction - 1.95%
62,185		D.R. Horton, Inc.	943,346
		Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.00%
18,305		E.I. du pont de Nemours & Co.	968,335
		Semiconductor and Other Electronic Component Manufacturing - 1.56%
108,390		Applied Micro Circuits Corp. (a)	752,227
		Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.00%
19,675		Church & Dwight Co., Inc.	967,813
		Software Publishers - 3.84%
16,300		Intuit	980,119
15,890		MICRO Systems, Inc. (a)	878,558
			1,858,677
		Support Activities for Mining - 1.63%
14,928		Ensco PLC - ADR	790,139
		Wired Telecommunications Carriers - 3.52%
11,850		Time Warner Cable, Inc.	965,775
19,230		Verizon Communications, Inc.	735,163
			1,700,938

		TOTAL COMMON STOCKS (Cost $40,075,175)	47,780,163

Shares		SHORT-TERM INVESTMENTS - 12.97%	Value
6,270,925		Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	6,270,925
		TOTAL SHORT-TERM INVESTMENTS (Cost $6,270,925)	6,270,925

		Total Investments in Securities (Cost ($46,346,100) - 111.76%	54,051,088
		Liabilities in Excess of Other Assets - (11.76)%	(5,686,098)
		NET ASSETS - 100.00%	$48,364,990

	(a)	Non-income producing security.
	(b)	U.S. traded security of a foreign issuer.
	(c)	Rate shown is the 7-day yield as of March 31, 2012.
	ADR -	American Despositary Receipt

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$820,291	$-	$-	$820,291
Construction	943,346	-	-	943,346
Finance and Insurance	6,491,062	-	-	6,491,062
Healthcare and Social Assistance	814,706	-	-	814,706
Information	7,372,897	-	-	7,372,897
Management of Companies and Enterprises	947,434			947,434
Manufacturing	21,691,774	-	-	21,691,774
Mining	2,673,206	-	-	2,673,206
Professional, Scientific, and Technical Services	1,758,754	-	-	1,758,754
Retail Trade	1,694,238	-	-	1,694,238
Transportation and Warehousing	938,452	-	-	938,452
Utilities	1,634,003	-	-	1,634,003
Total Common Stocks	47,780,163	-	-	47,780,163
Short-Term Investments	6,270,925	-	-	6,270,925
Total Investments in Securities	$54,051,088	$-	$-	$54,051,088

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended March 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$46,359,541

Gross unrealized appreciation	$9,355,338
Gross unrealized depreciation	(1,663,791)
Net unrealized appreciation	$7,691,547

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  5/17/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  5/17/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  5/17/12

* Print the name and title of each signing officer under his or her signature.